DEFERRED REVENUE (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfDeferredRevenueLineItems [Line Items]
Deferred revenue, beginning	$ 37,727	$ 38,652
Revenue earned during the period	15,549	15,550
Deferred revenue, ending	36,321	37,727
Deferred Revenue
DisclosureOfDeferredRevenueLineItems [Line Items]
Deferred revenue, beginning	37,727	38,652
Revenue earned during the period	(4,609)	(4,239)
Accretion	3,203	3,314
Deferred revenue, ending	$ 36,321	$ 37,727